Other Liabilities - Schedule of Other Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
OPEB plan liabilities (Note 26)	CAD 411	CAD 385
Defined benefit pension plan liabilities (Note 26)	410	368
MGP site remediation (Notes 8 (v) and 13)	77	96
Customer and other deposits	69	38
Debt Instrument [Line Items]
Asset retirement obligations	58	49
Mine reclamation and retiree health care liabilities	40	39
Deferred compensation plan liabilities (Note 9)	27	25
DSU, PSU and RSU liabilities (Note 22)	24	20
Fair value of derivative instruments (Note 30)	10	13
Other	94	63
Other liabilities	1,279	1,152
Waneta Partnership | Waneta Partnership promissory note
Debt Instrument [Line Items]
Waneta Partnership promissory note (Notes 30, 31 and 33)	CAD 59	CAD 56